Other Long Term Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2009 USD ($) agreement
Other Long Term Liabilities
Pensions and other post-retirement benefits	$ 564	$ 1,207
Share-based compensation plans	469	291
Partnership liability	413	427
Deferred revenue	22	29
Libya Exploration and Production Sharing Agreement (EPSA) signature bonus	80	74
Other	94	152
Other long term liabilities	1,642	2,180
Distribution to partners	60	60
Distribution to partners, interest component	51	51
Distribution to partners, principal component	9	9
Petro Canada
Other Long Term Liabilities
Number of EPSA's agreement ratified | agreement			6
Signature bonus	85	78	$ 500
Signature bonus current	$ 5	$ 4